Post-employment benefits for associates (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Summary of funded and unfunded Defined Benefit Obligations and Reconciliation of net liability
The following tables summarize the funded and unfunded DBO for pension and other post-employment benefit plans of Alcon associates at December 31, 2021 and 2020:

	Pension plans		Other post-employment benefit plans
($ millions)	2021	2020	2021	2020
Benefit obligation at January 1	817	723	332	423
Current service cost	24	31	10	14
Interest cost	9	12	7	15
Past service costs and settlements	(38)	9	—	(165)
Administrative expenses	1	1	—	—
Remeasurement (gains)/losses arising from changes in financial assumptions	(22)	38	(12)	92
Remeasurement losses/(gains) arising from changes in demographic assumptions	—	2	1	(4)
Remeasurement losses/(gains) arising from experience-related changes	67	(13)	(25)	(27)
Currency translation effects	(35)	44	—	—
Benefit payments	(37)	(36)	(17)	(25)
Contributions of associates	5	6	4	9
Benefit obligation at December 31	791	817	300	332
Fair value of plan assets at January 1	519	451	—	—
Interest income	6	7	—	—
Return on plan assets excluding interest income	49	32	—	—
Currency translation effects	(18)	24	—	—
Employer contributions	23	25	13	16
Contributions of associates	5	6	4	9
Settlements	(20)	(2)	—	—
Benefit payments	(37)	(36)	(17)	(25)
Effect of acquisitions, divestments or transfers	14	12	—	—
Fair value of plan assets at December 31	541	519	—	—
Funded status	(250)	(298)	(300)	(332)
Limitation on recognition of fund surplus at January 1	(17)	(6)
Change in limitation on recognition of fund surplus (including exchange rate differences)	(3)	(11)
Limitation on recognition of fund surplus at December 31	(20)	(17)
Net liability in the balance sheet at December 31	(270)	(315)	(300)	(332)
The reconciliation of the net liability from January 1 to December 31 is as follows:

	Pension plans		Other post-employment benefit plans
($ millions)	2021	2020	2021	2020
Net liability at January 1	(315)	(278)	(332)	(423)
Current service cost	(24)	(31)	(10)	(14)
Net interest expense	(3)	(5)	(7)	(15)
Administrative expenses	(1)	(1)	—	—
Past service costs and settlements	18	(11)	—	165
Remeasurements	4	5	36	(61)
Currency translation effects	17	(20)	—	—
Employer contributions	23	25	13	16
Effect of acquisitions, divestments or transfers	14	12	—	—
Change in limitation on recognition of fund surplus	(3)	(11)	—	—
Net liability at December 31	(270)	(315)	(300)	(332)

Amounts recognized in the balance sheet
Prepaid benefit cost	25	24	—	—
Accrued benefit liability	(295)	(339)	(300)	(332)

Breakdown of DBO for pension plans by geography and type of member
The following tables provide detail of the DBO for pension plans by geography and type of member and of plan assets based on the geographical locations in which they are held:

	2021
($ millions)	Switzerland	United States	Germany	United Kingdom	Rest of the world	Total
By type of member
Active	(295)	(43)	(64)	—	(99)	(501)
Deferred pensioners	(11)	(41)	(28)	(57)	(14)	(151)
Pensioners	(23)	(42)	(23)	(40)	(11)	(139)
Benefit obligation at December 31	(329)	(126)	(115)	(97)	(124)	(791)
Thereof: unfunded plans	47	29	—	—	23	99
Thereof: unfunded portion of funded plans	87	6	94	—	9	196
Prepaid benefit costs and assets subject to limitation on recognition of fund surplus	—	—	—	(24)	(21)	(45)
Fair value of plan assets at December 31	195	91	21	121	113	541
Funded status	(134)	(35)	(94)	24	(11)	(250)

	2020
($ millions)	Switzerland	United States	Germany	United Kingdom	Rest of the world	Total
By type of member
Active	(251)	(53)	(76)	—	(125)	(505)
Deferred pensioners	(12)	(50)	(32)	(62)	(17)	(173)
Pensioners	(26)	(35)	(26)	(42)	(10)	(139)
Benefit obligation at December 31	(289)	(138)	(134)	(104)	(152)	(817)
Thereof: unfunded plans	51	30	—	—	31	112
Thereof: unfunded portion of funded plans	84	14	115	—	14	227
Prepaid benefit costs and assets subject to limitation on recognition of fund surplus	—	—	—	(23)	(18)	(41)
Fair value of plan assets at December 31	154	94	19	127	125	519
Funded status	(135)	(44)	(115)	23	(27)	(298)

Defined benefit plans assumptions
The following table shows the principal weighted average actuarial assumptions used for calculating defined benefit plans and other post-employment benefits of Alcon associates:

	Pension plans		Other post-employment benefit plans
	2021	2020	2021	2020
Discount rate	1.4%	1.2%	2.7%	2.3%
Expected rate of pension increase	1.1%	1.1%
Expected rate of salary increase	2.2%	2.4%
Interest on savings account	1.3%	1.0%
Current average life expectancy for a 65-year-old male (in years)	20	20	21	20
Current average life expectancy for a 65-year-old female (in years)	22	23	23	22
The following table shows additional details related to the weighted average discount rates for the principal plan for each significant country:

	Pension plans		Other post-employment benefit plans
	2021	2020	2021	2020
Switzerland	0.2%	0.1%
United States	2.8%	2.4%	2.7%	2.3%
Germany	1.2%	0.8%
United Kingdom	1.9%	1.3%
The healthcare cost trend rate assumptions used for other post-employment benefits are as follows:

	2021	2020	2019
Healthcare cost trend rate assumed for next year	6.2%	6.2%	6.5%
Rate to which the cost trend rate is assumed to decline	4.5%	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	2029	2028	2028

Disclosure of sensitivity analysis for actuarial assumptions
The following table shows the sensitivity of the defined benefit pension and other post-employment benefit obligations to the principal actuarial assumptions as of December 31, 2021:

($ millions)	Change in 2021 year-end
25 basis point increase in discount rate	(45)
25 basis point decrease in discount rate	38
1 year increase in life expectancy	23
25 basis point increase in rate of pension increase	9
25 basis point decrease in rate of pension increase (1)	(11)
25 basis point increase of interest on savings account	5
25 basis point decrease of interest on savings account	(5)
25 basis point increase in rate of salary increase	5
25 basis point decrease in rate of salary increase	(5)
(1)Decrease in rate of pension increase is limited to zero.

Fair value of plan assets and asset allocation
The following table shows the weighted average plan asset allocation of funded defined benefit pension plans at December 31, 2021, and 2020:

	Pension plans
(as a percentage)	Long-term target minimum	Long-term target maximum	2021	2020
Equity securities	15	40	35	31
Debt securities	20	60	40	46
Real estate	5	20	11	7
Alternative investments	0	20	11	10
Cash and other investments	0	15	3	6
Total			100	100

Schedule of expected future cash flows for benefit plans
The following table summarizes expected future cash flows for pension and other post-employment benefit plans as of December 31, 2021:

($ millions)	Pension plans	Other post-employment benefit plans
Employer contributions
2022 (estimated)	12	—
Expected future benefit payments
2022	31	18
2023	29	19
2024	31	21
2025	32	21
2026	33	21
2027-2031	196	103